SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

19. SHARE‑BASED COMPENSATION

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2016, 2017 and 2018 as follows:

	For the Year Ended
	December 31,
	2016	2017	2018
	(RMB in thousands)
Processing and servicing cost	1,067	5,916	8,111
Sales and marketing expenses	4,009	6,611	18,223
Research and development expenses	9,068	17,089	33,169
General and administrative expenses	9,855	46,120	63,133
Total share-based compensation expenses	23,999	75,736	122,636

The Group recognizes share‑based compensation, net of estimated forfeitures, on a straight line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share‑based compensation and the Group did not capitalize any of the share‑based compensation as part of the cost of any asset in the years ended December 31, 2016, 2017 and 2018.

2014 Share Incentive Plan

In September 2014, the Group adopted its 2014 Share Incentive Plan (“2014 Plan”), which permits the grant of stock options, restricted shares and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. Under the 2014 Plan, the maximum number of Class A Ordinary Shares that may be delivered will not exceed a total of 20,220,588 shares in the aggregate. In August 2015, the Company’s shareholders approved to newly reserve an additional of 15,235,971 Class A Ordinary Shares for future issuance. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

2017 Share Incentive Plan

In October 2017, the Group adopted its 2017 Share Incentive Plan (“2017 Plan”), which permits the grant of stock options, restricted shares and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. The Group planned to no longer grant share-based awards under the 2014 Plan and all future share-based shares will be granted under its 2017 Plan. Under the 2017 Plan, the maximum number of Class A Ordinary Shares that may be delivered will not exceed a total of 22,859,634 shares in the aggregate. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2015	11,217
Granted	(5,805)
Cancelled/forfeited	945
December 31, 2016	6,357
Additions under the 2017 Plan	22,860
Granted	(7,348)
Cancelled/forfeited	1,300
Expired	(2,686)
December 31, 2017	20,483
Granted	(7,576)
Cancelled/forfeited	926
December 31, 2018	13,833

Stock options

1)    Stock options granted to employees, directors and non-employee directors

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors under the 2014 Plan and 2017 Plan:

			Weighted Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life	Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2015	24,240	0.0001	9.11	178,676
Granted*	5,805	0.0001
Exercised	—	—
Cancelled/forfeited	(945)	0.0001
December 31, 2016	29,100	0.0001	8.41	737,880
Granted*	6,848	0.0001
Exercised	—	—
Cancelled/forfeited	(1,300)	0.0001
December 31, 2017	34,648	0.0001	7.44	1,573,424
Granted*	6,263	5.1500
Exercised	(19,911)	0.0001
Cancelled/forfeited	(858)	1.9962
December 31, 2018	20,142	1.5164	7.95	353,559
Vested and expected to vest as of December 31, 2018	19,107	1.5082	7.94	336,141
Exercisable as of December 31, 2018	6,661	0.0001	6.75	165,714

*Nil,  50,000 and nil stock options were granted to non-employee directors in 2016, 2017 and 2018, respectively.

The weighted average grant date fair value of stock options granted to employees, directors and non-employee directors for the  years ended December 31, 2016, 2017 and 2018 was RMB20.7 (US$3.0), RMB38.1 (US$5.7) and RMB27.8 (US$4.3) per share, respectively.

The total intrinsic value of stock options exercised for the years ended December 31, 2016, 2017 and 2018 was nil,  nil and RMB788.9 million (US$118.3 million), respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the stock options.

For the years ended December 31, 2016, 2017 and 2018, total share-based compensation expenses recognized for stock options granted to employees, directors and non-employee directors were RMB24.0 million, RMB73.8 million and RMB110.8 million, respectively.

As of December 31, 2018, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non‑vested stock options granted to the Group’s employees, directors and non-employee directors was RMB323.9 million. Total unrecognized compensation cost is expected to be recognized over a weighted‑average period of 2.9 years and may be adjusted for future changes in estimated forfeitures.

In August 2018, the Company modified the exercise price of 6,263,000 stock options granted under 2017 Plan to US$5.15. The incremental compensation expenses of RMB16.9 million (US$2.5 million) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

Prior to completion of the IPO, the exercise price of each granted stock option was US$0.0001, the Company used intrinsic value (approximately the fair value of each of the Company’s ordinary share) on the grant date to estimate the fair value of the stock options granted. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date, therefore, the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	2016	2017	2018
Expected volatility	N/A	N/A	52.1%~54.9%
Risk-free interest rate (per annum)	N/A	N/A	3.65%~3.74%
Exercise multiples	N/A	N/A	2.2~2.8
Expected dividend yield	N/A	N/A	—
Expected term (in years)	N/A	N/A	9.8~10.0
Fair value of the underlying shares on the date of grants (US$)	1.40~3.82	3.82~7.58	3.70~4.57

2)    Stock options granted to non-employees

The following table sets forth the summary of activities for stock options granted to non-employees under the 2014 Plan  and 2017 Plan:

	Options	Weighted Average	Weighted Average	Aggregate
	Outstanding	Exercise Price	Remaining Contractual Life	Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	—	—	—	—
Granted	500	0.0001
Exercised	—	—
Cancelled/forfeited/repurchased	—	—
December 31, 2017	500	0.0001	9.58	22,706
Granted	—	—
Exercised	—	—
Cancelled/forfeited/repurchased	—	—
December 31, 2018	500	0.0001	8.58	12,439
Vested and expected to vest as of December 31, 2018	500	0.0001	8.58	12,439
Exercisable as of December 31, 2018	125	0.0001	8.58	3,110

For the years ended December 31, 2017 and 2018, total share-based compensation expenses recognized for stock options granted to non-employees were RMB1.9 million and RMB2.3 million, respectively.

As of December 31, 2018, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s non-employees was RMB8.0 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 2.6 years and may be adjusted for future changes in estimated forfeitures.

Restricted share units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors under the 2014 Plan and 2017 Plan:

		Weighted- Average Grant Date
	Shares Outstanding	Fair Value
	(In thousands)	US$
December 31, 2017	—	—
Granted*	1,313	7.45
Vested	(8)	7.99
Cancelled	(68)	7.02
December 31, 2018	1,237	7.47

*100,000 restricted share units were granted to non-employee directors in 2018.

The fair value and intrinsic value of restricted share units vested for the year ended December 31, 2018 was RMB0.2 million (US$0.03 million).

For the year ended December 31, 2018, total share-based compensation expenses recognized for restricted share units was RMB9.5 million.

As of December 31, 2018, the unrecognized compensation cost, related to unvested restricted share units under the 2017 Plan was RMB49.7 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 3.4 years.